Employee Benefit Plans and Postretirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan	$ 194	$ 199	$ 166
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	75
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accumulated benefit obligation	3,407	3,406
Employer contributions	69
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accumulated benefit obligation	529	169
Employer contributions	$ 24